General And Administrative (Tables)	12 Months Ended
Dec. 31, 2021
General and Administrative Expense [Abstract]
Schedule Of General And Administrative Expense
The general and administrative expenses are comprised of the following items:

	Year Ended December 31,
	2021	2020	2019
Employees’ compensation	$1,346,317	$783,023	$1,155,199
Other expenses	523,089	76,488	110,346
Outsourced service	504,108	287,584	235,024
Depreciation/amortization	107,138	14,058	23,004
Travel & entertainment	19,646	33,362	146,890
Short-term leasing arrangements	9,561	39,361	69,352

Total	$2,509,859	$1,233,876	$1,739,815